Property, Plant and Equipment, Net - Assets Under Construction (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	$ 2,415	$ 3,759
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	2,268	3,359
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	$ 147	$ 400